EQUITY	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Equity:
EQUITY

5. EQUITY

Common stock

During the six months ended September 30, 2012, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

2012 Stock Incentive Plan

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award..

On May 14, 2012 one consultant exercised an option to purchase 100,000 shares of the Company’s common stock at an exercise price of $0.10. On August 31, 2012 one consultant exercised an option to purchase 250,000 shares of the Company’s common stock at an exercise price of $0.10. On September 3, 2012 500,000 options were exercised by two consultants in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement.

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. As of September 30, 2012, 36,667 shares were earned, and 663,333 shares remained unvested. During the six months ended September 30, 2012, the Company amortized $9,000 of the fair value of the common stock and recognized as stock compensation in their statement of operations, and $180,000 remained unamortized as of the period then ended..

At September 30, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	2,100,000		$0.10
Granted	1,800,000		0.27
Exercised	(850,000)
Cancelled		$
Balance outstanding at September 30, 2012	3,050,000		$0.18
Balance exercisable at September 30, 2012	1,162,500	$

A summary of the Company’s stock option activity for the period ended September 30, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, September 30, 2012	1,750,000	$0.10	$1.00	183.83%
	300,000	$0.27	$0.27	228.36%
	1,000,000	$0.28	$0.27	228.36%
	3,050,000
Vested, September 30, 2012	912,500	$0.10	$1.00	183.83%
	250,000	$0.28	$0.27	228.36%
	1,162,500

From inception through September 30, 2012, we had expensed total stock-based compensation of $1,552,803 and the remaining unamortized cost of the outstanding stock-based awards was $668,136. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at September 30, 2012, was $1,052,500.

During the period ended September 30, 2012, the Company granted 200,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the six months ended September 30, 2012 are as follows: (i) volatility rate of 228%, (ii) discount rate of 4.3%, (iii) expected life of 10 years, and (iv) zero expected dividend yield.

5. EQUITY

2012 Stock Incentive Plan

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award..

At March 31, 2012, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-		$-
Granted	2,100,000		0.10
Exercised
Cancelled		$
Balance outstanding at March 31, 2012	2,100,000		$0.10
Balance exercisable at March 31, 2012	1,162,500	$

A summary of the Company’s stock option activity for the period ended March 31, 2012 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price	Volatility

Options Outstanding, March 31, 2012	2,100,000	$0.10	$1.00	183.83%

Vested, March 31, 2012	-	$0.10	$1.00	183.83%

Through March 31, 2012, we had expensed total stock-based compensation of $979,880 and the remaining unamortized cost of the outstanding stock-based awards was $1,117,810. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2012, was $3,129,000.

Assumptions used in valuing stock options granted during the year ended March 31, 2012 are as follows: (i) volatility rate of 228%, (ii) discount rate of 4.3%, (iii) expected life of 10 years, and (iv) zero expected dividend yield.